CONSOLIDATED SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Common Stocks—57.0%
Consumer Discretionary—6.5%
Entertainment—1.0%
Live Nation Entertainment, Inc.[1]	135,330 $	9,751,880

Hotels, Restaurants & Leisure—1.5%
Choice Hotels International, Inc.[2]	130,790	11,223,090
McDonald's Corp.[2]	18,070	3,807,710
		15,030,800

Household Durables—0.0%
Everyware Global, Inc.[1]	8,735	10,700

Interactive Media & Services—2.1%
Alphabet, Inc. , Cl. A1,2	16,950	20,648,490

Internet & Catalog Retail—0.0%
Catalina Marketing Corp. (Pacifico, Inc. )[1]	1,362	7,151

Media—0.4%
Clear Channel Outdoor Holdings, Inc. , Cl. A1	72,588	219,942
DISH Network Corp. , Cl. A1	100,585	3,405,808
iHeartMedia, Inc. , Cl. A1	30,869	461,800
		4,087,550

Specialty Retail—1.5%
Gymboree Corp. (The)[1,3]	4,118	3,089
Gymboree Holding Corp.[1,3]	11,737	12
Lowe's Cos. , Inc.	97,680	9,904,752
Ross Stores, Inc.[2]	51,810	5,493,414
		15,401,267

Consumer Staples—4.5%
Beverages—2.2%
Coca-Cola Co. (The)[2]	420,130	22,111,442

Tobacco—2.3%
Philip Morris International, Inc.	266,010	22,241,096

Energy—4.4%
Energy Equipment & Services—0.6%
Halliburton Co.[2]	66,252	1,523,796
Schlumberger Ltd.	109,100	4,360,727
		5,884,523

Oil, Gas & Consumable Fuels—3.8%
Arch Coal, Inc. , Cl. A	436	38,874
Ascent Resources - Marcellus LLC, Cl. A1	30,363	77,426
Chevron Corp.[2]	55,161	6,790,871
Concho Resources, Inc.	42,690	4,169,959

1	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
ConocoPhillips	92,084 $	5,440,323
EOG Resources, Inc.	26,493	2,274,424
Occidental Petroleum Corp.	52,432	2,692,907
Pioneer Natural Resources Co.	38,430	5,304,877
Sabine Oil[1,4]	115	3,335
Templar Energy, Cl. A1,4	9,620	9,620
TOTAL SA, Sponsored ADR	141,274	7,309,517
Valero Energy Corp.	44,306	3,777,086
		37,889,219

Financials—10.1%
Capital Markets—1.8%
Goldman Sachs Group, Inc. (The)	64,420	14,180,775
Raymond James Financial, Inc.	51,490	4,153,698
		18,334,473

Commercial Banks—2.9%
BNP Paribas SA	88,660	4,119,783
M&T Bank Corp.[2]	68,880	11,313,540
PNC Financial Services Group, Inc. (The)	32,680	4,669,972
Wells Fargo & Co.[2]	184,170	8,915,670
		29,018,965

Diversified Financial Services—0.0%
Sunguard Equity[1]	225	6,188

Insurance—3.0%
Allstate Corp. (The)	56,360	6,053,064
Chubb Ltd.	132,010	20,176,408
Travelers Cos. , Inc. (The)	24,340	3,568,731
		29,798,203

Real Estate Investment Trusts (REITs)—2.1%
Blackstone Mortgage Trust, Inc. , Cl. A	409,922	14,560,429
Starwood Property Trust, Inc.	272,200	6,323,206
		20,883,635

Thrifts & Mortgage Finance—0.3%
WSFS Financial Corp.	62,400	2,643,888

Health Care—9.4%
Health Care Equipment & Supplies—2.0%
Abbott Laboratories	78,660	6,851,286
Alcon, Inc.[1]	21,428	1,258,895
Medtronic plc	120,218	12,255,023
New Millennium Holdco, Inc.[1]	7,733	491
		20,365,695

2	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Shares	Value
Health Care Providers & Services—4.2%
AMN Healthcare Services, Inc.[1]	53,250 $	2,842,485
Cigna Corp.	53,510	9,092,419
HCA Healthcare, Inc.	23,890	3,189,554
Millennium Corporate Claim Litigation Trust[1,4]	441	—
Millennium Lender Claim Litigation Trust[1,4]	882	—
Premier, Inc. , Cl. A1	146,830	5,689,662
Quest Diagnostics, Inc.	49,350	5,037,648
UnitedHealth Group, Inc.[2]	62,470	15,555,655
		41,407,423

Pharmaceuticals—3.2%
Allergan plc	28,770	4,617,585
Merck & Co. , Inc.	118,390	9,825,186
Mylan NV1	182,910	3,822,819
Novartis AG, Sponsored ADR	90,831	8,318,303
Roche Holding AG	21,718	5,815,095
		32,398,988

Industrials—8.3%
Aerospace & Defense—4.5%
L3Harris Technologies, Inc.	48,191	10,004,452
Lockheed Martin Corp.[2]	39,850	14,432,475
Northrop Grumman Corp.	41,760	14,431,003
Raytheon Co.	34,070	6,210,620
		45,078,550

Air Freight & Couriers—0.4%
FedEx Corp.	20,250	3,453,232

Commercial Services & Supplies—1.0%
Republic Services, Inc. , Cl. A	113,770	10,085,711

Electrical Equipment—0.4%
Eaton Corp. plc	52,460	4,311,687

Industrial Conglomerates—1.1%
Honeywell International, Inc.	63,500	10,951,210

Machinery—0.9%
Stanley Black & Decker, Inc.	61,810	9,122,538

Transportation Infrastructure—0.0%
Harvey Gulf International Marine LLC[1]	731	10,965

Information Technology—6.2%
Communications Equipment—2.1%
Cisco Systems, Inc.[2]	379,760	21,038,704

3	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—3.3%
ASML Holding NV	21,143	$4,710,872
QUALCOMM, Inc.[2]	62,710	4,587,864
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	231,196	9,855,885
Texas Instruments, Inc.	57,130	7,141,821
Xilinx, Inc.	58,570	6,689,280
		32,985,722

Software—0.0%
Avaya Holdings Corp.[1,2]	19,599	235,972

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.[2]	36,156	7,702,674

Materials—3.3%
Chemicals—0.7%
Celanese Corp. , Cl. A	66,130	7,417,802

Containers & Packaging—2.0%
Avery Dennison Corp.	30,080	3,455,289
Packaging Corp. of America	59,200	5,977,424
Sonoco Products Co.	176,090	10,570,683
		20,003,396

Metals & Mining—0.6%
Southern Copper Corp.	105,710	3,783,361
Steel Dynamics, Inc.	68,580	2,160,956
		5,944,317

Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
BCE, Inc.	185,310	8,359,334
Verizon Communications, Inc.	222,400	12,292,048
		20,651,382

Utilities—2.2%
Electric Utilities—1.3%
American Electric Power Co. , Inc.	126,000	11,064,060
Duke Energy Corp.	6,640	575,821
Exelon Corp.	12,710	572,713
Xcel Energy, Inc.[2]	11,230	669,420
		12,882,014

Multi-Utilities—0.9%
CMS Energy Corp.	127,540	7,425,379
Consolidated Edison, Inc.	7,250	615,960
Dominion Energy, Inc.	7,870	584,662
Public Service Enterprise Group, Inc.	10,730	613,219
		9,239,220
Total Common Stocks (Cost $422,735,477)		569,036,672

4	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Shares	Value
Preferred Stocks—2.5%
Citigroup Capital XIII, 8.953% Cum. , Non-Vtg. [US0003M+637][5]	447,545 $	12,173,224
M&T Bank Corp. , 6.375% Cum. , Series A, Non-Vtg. , 6.375%[6]	5,167	5,192,835
M&T Bank Corp. , 6.375% Cum. , Series C, Non-Vtg. , 6.375%[6]	7,500	7,552,500
Total Preferred Stocks (Cost $24,730,637)		24,918,559
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. , Exp. 12/31/49[1,4]	7,861	236
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[1,4]	361	361
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[1,4]	75	75
Total Rights, Warrants and Certificates (Cost $49,071)		672
	Principal Amount
Asset-Backed Securities—10.1%
Home Equity Loan—9.0%
Accredited Mortgage Loan Trust, Series 2005-3, Cl. M3, 2.856%
[US0001M+48], 9/25/35[5]	$3,398,720	3,312,930
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3,
3.046% [US0001M+78], 6/25/35[5]	2,660,908	2,681,302
Citigroup Mortgage Loan Trust, Asset Backed Pass-Through
Certificate, Series 2004-OPT1, Cl. M3, 3.211% [US0001M+94.5],
10/25/34[5]	1,250,000	1,253,886
First NLC Trust, Series 2005-4, Cl. A4, 2.656% [US0001M+39],
2/25/36[5]	8,492,782	8,531,314
GSAMP Trust:
Series 2005-HE4,Cl. M3, 3.046% [US0001M+78], 7/25/45[5]	3,300,000	3,301,491
Series 2005-HE5,Cl. M3, 2.726% [US0001M+46], 11/25/35[5]	8,121,777	8,096,013
Series 2007-HS1,Cl. M4, 4.516% [US0001M+225], 2/25/47[5]	6,600,000	6,822,345
Home Equity Asset Trust, Series 2005-5, Cl. M2, 3.031%
[US0001M+76.5], 11/25/35[5]	701,403	704,802
JP Morgan Mortgage Acquisition Corp. , Series 2005-OPT2, Cl. M2,
2.716% [US0001M+45], 12/25/35[5]	1,836,000	1,836,483
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Cl. M1,
2.566% [US0001M+30], 7/25/36[5]	5,812,000	5,623,786
New Century Home Equity Loan Trust, Series 2005-2, Cl. M3,
3.001% [US0001M+73.5], 6/25/35[5]	5,500,000	5,512,088
Park Place Securities, Inc. Asset Backed Pass-Through Certificate,
Series 2005-WCW3, Cl. M1, 2.746% [US0001M+48], 8/25/35[5]	2,753,031	2,765,477
RAMP Trust:
Series 2006-EFC1,Cl. M2, 2.666% [US0001M+40], 2/25/36[5]	5,490,000	5,480,543
Series 2006-NC3,Cl. A3, 2.536% [US0001M+27], 3/25/36[5]	14,500,734	14,511,463
RASC Series Trust:
Series 2005-KS8,Cl. M5, 2.906% [US0001M+64], 8/25/35[5]	2,993,634	2,990,161
Series 2006-KS2,Cl. M2, 2.656% [US0001M+39], 3/25/36[5]	14,625,000	14,498,206
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-
GEL2, Cl. A2, 2.586% [US0001M+32], 5/25/37[5,7]	2,217,189	2,215,744
		90,138,034

Loans: Other—1.1%
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Cl.
M3, 3.001% [US0001M+73.5], 8/25/35[5]	1,288,073	1,293,295

5	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Loans: Other (Continued)
Merlin Aviation Holdings DAC, Series 2016-1, Cl. A, 4.50%,
12/15/32[6,7]	$4,887,149	$4,980,710
RAMP Trust, Series 2005-RS2, Cl. M4, 2.986% [US0001M+72],
2/25/35[5]	4,469,000	4,489,752
Raspro Trust, Series 2005-1A, Cl. G, 2.787% [LIBOR03M+40],
3/23/24[5,7]	90,938	91,808
		10,855,565
Total Asset-Backed Securities (Cost $85,756,946)		100,993,599

Mortgage-Backed Obligation—0.0%
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.836%,
4/21/34 (Cost $147,528)	160,208	166,092

Non-Convertible Corporate Bonds and Notes—4.6%
Bank of America Corp. , 6.25% [US0003M+370.5] Jr. Sub. Perpetual
Bonds[5,8]	12,425,000	13,566,547
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub. Perpetual
Bonds[5,8]	54,000	44,195
Goldman Sachs Group, Inc. (The):
5.375% [US0003M+392.2] Jr. Sub. Perpetual Bonds [5,8]	9,191,000	9,278,452
6.429% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L5,8	4,148,000	4,163,555
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27	256,550	271,302
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts. , 11/9/20[7]	12,375,000	12,908,288
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[7]	485,000	500,762
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[7]	1,000,000	877,500
Transocean Sentry Ltd. , 5.375% Sr. Sec. Nts. , 5/15/23[7]	70,000	70,270
United States Steel Corp. , 6.25% Sr. Unsec. Nts. , 3/15/26	150,000	137,438
Wells Fargo Bank NA, 2.788% [US0003M+51] Sr. Unsec. Nts. , 10/22/21[5]	3,728,000	3,738,913
Total Non-Convertible Corporate Bonds and Notes (Cost $45,543,981)		45,557,222

Corporate Loans—11.4%
Consumer Discretionary—4.8%
Auto Components—0.0%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.125%, [LIBOR12+275], 3/7/24[5]	93,744	94,037

Distributors—0.1%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.439%, [LIBOR4+300], 6/22/23[5]	122,884	123,268
Tranche B7, 5.439%, [LIBOR12+300], 11/17/25[5]	111,163	111,460
Alphabet Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.902%, [LIBOR4+350], 9/26/24[5]	91,113	86,405
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.402%, [LIBOR12+500], 9/25/24[5]	270,323	256,421
Belk, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.285%, [LIBOR4+475], 12/12/22[5]	48,879	39,802
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.259%, [LIBOR4+500], 10/20/23[5]	43,846	38,000

6	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Distributors (Continued)
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 5.833%, [LIBOR4+325], 1/26/23[5]	$101,894 $	79,368
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.652%, [LIBOR12+425], 10/22/25[5]	223,475	189,256
		923,980

Diversified Consumer Services—0.1%
4L Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.902%, [LIBOR4+450], 5/8/20[5]	530,881	319,099
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.319%, [LIBOR4+500], 4/1/21[5]	417,195	398,421
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.069%, [LIBOR4+875], 4/1/22[5]	44,964	36,196
		753,716

Hotels, Restaurants & Leisure—2.2%
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.902%, [LIBOR12+350], 5/30/25[5]	38,553	38,643
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.152%, [LIBOR4+275], 12/23/24[5]	1,051,625	1,044,889
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.08%, [LIBOR4+375], 7/8/22[5]	108,927	106,671
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 4.402%, [LIBOR12+200], 10/7/24[5]	114,393	114,290
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.41%, [LIBOR12+200], 12/27/24[5]	98,574	98,944
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.652%, [LIBOR12+225], 4/18/24[5]	250,494	251,315
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B3, 4.902%, [LIBOR12+250], 2/1/24[5]	367,140	363,535
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.375%-4.563%, [LIBOR4+225], 4/17/24[5]	170,504	170,505
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.402%, [LIBOR12+300], 5/9/24[5]	456,921	458,062
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.402%, [LIBOR12+200], 11/30/23[5]	78,000	78,226
Gateway Casinos & Entertainment Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.33%, [LIBOR4+300], 12/1/23[5]	138,761	137,851
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.652%, [LIBOR4+275], 3/29/24[5]	172,813	173,353
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.016%, 6/22/26[6]	10,146,798	10,190,023
Live Nation Entertainment, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.188%, [LIBOR4+175], 10/31/23[5]	5,954,315	5,977,894
LTI Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.902%, [LIBOR12+350], 9/6/25[5]	88,151	84,368
Nascar Holdings Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.275%, 7/26/26[6]	110,000	110,619
Scientific Games International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.152%-5.231%, [LIBOR12+275], 8/14/24[5]	849,515	846,465

7	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Hotels, Restaurants & Leisure (Continued)
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B5, 5.439%, [LIBOR4+300], 4/1/24[5]	$227,236 $	227,828
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%, [LIBOR4+350], 7/10/25[5]	446,788	449,022
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.94%, [LIBOR12+250], 6/8/23[5]	364,638	365,956
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.879%, [LIBOR12+550], 2/8/26[5]	24,938	25,125
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.939%, [LIBOR12+350], 11/15/20[5]	124,850	122,977
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.07%, [LIBOR12+475], 11/29/24[5]	62,135	61,786
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.152%, [LIBOR4+200], 5/30/25[5]	84,363	84,686
		21,583,033

Household Durables—1.3%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.902%, [LIBOR4+350], 9/27/24[5]	247,838	246,212
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.902%, [LIBOR12+450], 4/6/24[5]	223,400	222,562
Axalta Coating Systems US Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.08%, [LIBOR4+175], 6/1/24[5]	11,022,113	10,983,371
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.86%, [LIBOR12+450], 12/14/25[5]	46,750	47,388
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.61%, [LIBOR4+225], 4/7/25[5]	306,313	296,740
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.402%, [LIBOR4+500], 5/1/24[5]	115,593	106,346
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.902%, [LIBOR12+350], 2/28/25[5]	49,375	49,313
PetSmart, Inc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.38%, [LIBOR12+400], 3/11/22[5]	237,404	233,480
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.476%-6.129%, [LIBOR12+350], 9/7/23[5]	533,226	436,803
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.325%, [LIBOR12+400], 6/16/25[5]	212,800	198,082
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.814%-5.879%, [LIBOR4+350], 11/8/23[5]	744,234	512,591
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.52%, [LIBOR12+425], 6/15/25[5]	187,874	187,757
Varsity Brands Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.58%, [LIBOR12+350], 12/16/24[5]	34,587	34,133
		13,554,778

Media—1.1%
Acosta, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.652%, [LIBOR4+325], 9/26/21[5]	581	208
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.144%, [LIBOR4+275], 7/15/25[5]	358,697	344,498

8	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Media (Continued)
Tranche B13, 6.325%, [LIBOR4+400], 8/14/26[5]	$287,825 $	286,927
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.652%, [LIBOR12+325], 10/3/23[5]	62,296	62,673
CBS Radio, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B1, 5.152%, [LIBOR4+275], 11/18/24[5]	172,104	172,211
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 9.894%, [LIBOR12+750], 2/15/23[5]	138,636	117,610
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 12.894%, 8/15/23[6,9]	86,802	41,231
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.644%, [LIBOR12+225], 7/17/25[5]	323,375	322,971
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 8.083%, [LIBOR4+550], 2/28/20[5]	332,684	141,806
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.152%, [LIBOR12+275], 5/1/26[5]	319,700	320,699
Harland Clarke Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B7, 7.08%, [LIBOR4+475], 11/3/23[5]	108,244	83,889
iHeartCommunications, Inc, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.579%, [LIBOR12+400], 5/1/26[5]	593,749	598,944
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.991%, [LIBOR4+375], 11/27/23[5]	340,000	341,457
Tranche B4, 6.904%, [LIBOR4+450], 1/2/24[5]	60,000	60,735
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.16%, [LIBOR12+300], 12/18/20[5]	448,761	448,689
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.825%, [LIBOR4+350], 1/7/22[5]	270,000	269,662
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.652%, [LIBOR4+225], 3/24/25[5]	154,280	154,376
MacDonald Dettwiler & Associates Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.16%, [LIBOR4+250], 10/4/24[5]	146,867	133,496
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.07%, [LIBOR4+575], 8/13/21[5]	353,521	352,368
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.91%, [LIBOR4+250], 7/3/25[5]	194,023	193,538
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 6.91%, [LIBOR4+450], 7/3/26[5]	35,000	34,125
Mission Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 4.652%, [LIBOR12+225], 1/17/24[5]	106,488	106,189
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.939%, [LIBOR4+650], 10/13/22[4,5]	700,000	696,500
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.689%, [LIBOR4+325], 10/20/25[5]	522,375	522,976
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.678%, [LIBOR4+225], 7/19/24[5]	534,560	533,058
Tranche B, 5.253%, [LIBOR4+275], 6/19/26[5]	90,000	90,131
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.402%, [LIBOR12+300], 2/1/24[5]	452,466	448,129
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.189%, [LIBOR4+275], 7/31/25[5]	92,983	89,903
Tranche B12, 6.082%, [LIBOR12+368.75], 1/31/26[5]	156,348	154,980

9	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.56%-6.31%, 7/18/26[6]	$149,188	$149,716
Sinclair Television Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.69%, [LIBOR12+225], 1/3/24[5]	296,242	296,427
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.08%, [LIBOR4+250], 5/3/25[5]	148,350	138,151
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.274%, [LIBOR4+275], 12/6/23[5]	116,696	104,735
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.575%, [LIBOR12+225], 8/15/26[5]	265,000	264,357
Univision Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche C5, 5.152%, [LIBOR12+275], 3/15/24[5]	663,259	650,253
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.854%, [LIBOR12+250], 1/15/26[5]	377,339	377,662
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche K, 4.825%, [LIBOR12+250], 1/15/26[5]	490,000	491,634
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.654%, [LIBOR12+325], 8/18/23[5]	471,422	463,957
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B1, 5.16%, [LIBOR6+275], 5/18/25[5]	103,693	101,256
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche E, 4.825%, [LIBOR12+250], 4/15/25[5]	545,000	542,425
		10,704,552

Multiline Retail—0.0%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.88%, [LIBOR12+650], 10/25/23[5,9]	154,946	133,769

Consumer Staples—0.2%
Beverages—0.2%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.159%-6.75%, [LIBOR12+275], 4/6/24[5]	330,236	327,863
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.09%, [LIBOR12+368.75], 5/23/25[5]	150,753	148,290
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.652%-4.994%, [LIBOR12+225], 8/3/22[5]	227,849	227,803
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.55%, [LIBOR12+325], 2/5/25[5]	336,879	336,007
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.05%, [LIBOR12+175], 4/3/25[5]	82,073	82,150
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.644%, [LIBOR12+225], 5/15/24[5]	229,593	229,402
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.939%, [LIBOR12+350], 4/19/24[5]	194,098	157,025
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.32%, [LIBOR4+325], 7/2/25[5]	341,737	341,629
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 5.768%, [LIBOR4+325], 3/28/25[5]	189,000	189,355
		2,039,524

10	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Energy—0.3%
Energy Equipment & Services—0.3%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.83%, [LIBOR4+550], 8/1/25[5]	$158,688	$158,787
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.825%, [LIBOR12+650], 3/30/23[5]	42,264	41,208
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.083%, [LIBOR4+350], 10/31/24[5]	168,052	168,262
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.272%, [LIBOR12+400], 5/21/25[5]	88,852	84,320
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.189%, [LIBOR12+375], 10/2/23[5]	315,571	317,075
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.652%, [LIBOR12+525], 4/11/22[5]	390,013	360,093
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.743%, [LIBOR4+600], 7/2/23[5]	56,849	54,220
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.402%, [LIBOR12+400], 2/15/24[5]	289,793	280,411
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.402%, [LIBOR12+500], 5/12/25[5]	187,637	179,756
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.33%, [LIBOR4+600], 2/21/21[5]	445,016	294,981
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[5,10]	39,983	23,690
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[5,10]	24,092	14,274
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 10.75%, [PRIME12+525], 10/1/19[5]	55,639	56,752
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 12.41%, [LIBOR12+1,000],
10/1/19[5]	55,230	56,334
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
6.404%, [LIBOR4+400], 4/12/24[5,9]	374,385	283,949
		2,374,112

Oil, Gas & Consumable Fuels—0.0%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[5,10]	244,175	144,674
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.053%, [PRIME4+525], 8/4/21[5,10]	178,138	138,502
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10.75%, [PRIME12+525],
10/1/19[5,10]	12,149	11,724
		294,900

Financials—0.4%
Commercial Banks—0.4%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.379%-
6.879%, [LIBOR4+375], 11/22/23[5]	300,816	298,568
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.269%, [LIBOR12+300], 5/9/25[5]	267,050	263,857

11	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.11%-5.152%, [LIBOR12+275], 1/25/24[5]	$196,826	$197,257
Amynta Agency Borrower, Inc. , Sec. Credit Facilities 1st Lien Term
Loan, 6.902%, [LIBOR12+450], 2/28/25[5]	85,242	83,004
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.652%, [LIBOR4+425], 10/1/25[5]	616,676	604,342
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.91%, [LIBOR12+250], 3/25/24[5]	21,417	21,415
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.652%, [LIBOR12+325], 8/21/25[5]	187,677	188,675
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.902%, [LIBOR12+250], 7/3/24[5]	87,349	87,576
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.902%, [LIBOR12+250], 8/27/25[5]	287,825	282,768
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.515%, [LIBOR4+300], 4/25/25[5]	470,399	466,219
Hyperion Insurance Group Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.938%, [LIBOR12+350], 12/20/24[5]	72,552	72,709
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.048%-
5.13%, [LIBOR12+275], 6/28/23[5]	148,809	149,460
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.439%, [LIBOR12+300], 1/8/24[5]	211,997	209,391
Uniti Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.402%, [LIBOR12+500], 10/24/22[5]	117,258	114,306
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.33%, [LIBOR4+300], 5/16/24[5]	303,043	299,287
		3,338,834

Consumer Finance—0.0%
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.66%, [LIBOR12+525], 9/29/20[5]	148,165	137,794
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.44%, [LIBOR12+900], 9/29/21[4,5]	52,921	51,333
		189,127

Insurance—0.0%
AssuredPartners, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.902%, [LIBOR12+325], 10/22/24[5]	151,154	150,709

Health Care—0.5%
Health Care Equipment & Supplies—0.5%
21st Century Oncology, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 8.455%, [LIBOR4+612.5], 1/16/23[5]	63,766	55,849
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.902%, [LIBOR12+250], 2/11/22[5]	14,848	14,886
Tranche B4, 4.902%, [LIBOR12+250], 2/16/23[5]	123,598	123,918
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.902%, [LIBOR4+450], 10/24/23[5]	130,242	124,218
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.938%, [LIBOR12+350], 5/4/25[5]	156,847	145,839

12	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Principal Amount		Value
Health Care Equipment & Supplies (Continued)
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.902%, [LIBOR12+450], 6/30/25[5]	$237,600 $	238,590
Bausch Health Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.379%, [LIBOR4+300], 6/2/25[5]	137,390	138,042
Carestream Dental Equipment, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.652%, [LIBOR4+325], 9/1/24[5]	44,213	43,512
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.152%, [LIBOR12+275], 3/1/24[5]	367,509	367,307
Concentra, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.21%, [LIBOR12+275], 6/1/22[5]	101,933	102,220
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.16%, [LIBOR4+300], 2/6/25[5]	60,347	60,360
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.75%, [LIBOR12+425], 4/29/24[5]	235,140	215,227
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.152%, [LIBOR4+375], 10/10/25[5]	362,552	312,568
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.188%, [LIBOR4+375], 7/2/25[5]	249,452	251,167
GoodRX, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.064%,
[LIBOR4+300], 10/10/25[5]	157,439	157,301
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.902%, [LIBOR4+250], 8/18/22[5]	188,207	188,174
Kinetic Concepts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.58%, [LIBOR4+325], 2/2/24[5]	102,900	103,326
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, Tranche B, 5.703%, [LIBOR4+525], 11/30/21[5,10]	135,164	10,137
LifeScan Global Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.66%, [LIBOR4+600], 10/1/24[5]	217,125	207,445
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.08%, [LIBOR4+275], 9/24/24[5]	69,663	59,630
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.351%, [LIBOR4+300], 6/7/23[5]	471,180	458,459
New Trident Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.00%, 4/30/22[6,9,10]	86,449	216
One Call Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.575%, [LIBOR12+525], 11/27/22[5]	201,367	176,071
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.563%, [LIBOR4+325], 6/30/25[5]	327,827	319,019
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.152%, [LIBOR4+300], 9/27/24[5]	151,677	146,654
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.803%, 3/6/25[6]	117,000	116,927
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.99%, [LIBOR12+250], 3/6/25[5]	148,926	148,833
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.402%, [LIBOR12+300], 5/15/22[5]	14,736	14,611
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.69%, [LIBOR4+325], 9/2/24[5]	290,449	280,647
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.152%, [LIBOR12+275], 2/6/24[5]	327,929	288,304

13	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
US Anesthesia Partners, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.402%, [LIBOR12+300], 6/23/24[5]	$9,849 $	9,517
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.045%, [LIBOR4+450], 2/11/26[5]	194,513	195,516
		5,074,490

Industrials—2.1%
Aerospace & Defense—0.0%
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.152%, [LIBOR4+375], 7/11/25[5]	223,313	221,173

Commercial Services & Supplies—0.6%
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.652%, [LIBOR12+325], 12/13/23[5]	413,582	396,911
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.402%, [LIBOR12+300], 8/4/22[5]	371,531	372,627
Tranche B6, 5.402%, [LIBOR12+300], 11/3/23[5]	201,403	202,075
Tranche B7, 5.402%, [LIBOR12+300], 11/3/24[5]	69,300	69,529
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.902%,
[LIBOR12+650], 8/4/25[5]	39,878	40,625
ATS Consolidated, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.152%, [LIBOR12+375], 2/28/25[5]	246,999	248,439
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.402%, [LIBOR4+300], 6/15/25[5]	352,198	352,015
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.652%, [LIBOR4+325], 10/3/24[5]	269,814	266,947
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.741%, [LIBOR4+450], 12/8/23[5]	365,944	340,328
Ceridian HCM Holding, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.402%, [LIBOR12+325], 4/30/25[5]	163,763	164,992
Crossmark Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.00%, [PRIME4+250], 12/20/19[5,10]	323,413	116,025
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.689%, [LIBOR4+525], 6/30/22[5]	97,904	98,149
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.352%, [LIBOR12+475], 1/5/24[5]	93,917	93,682
Garda World Security Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.02%, [LIBOR4+350], 5/24/24[5]	367,254	368,435
Global Tel*Link Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.689%, [LIBOR4+425], 11/29/25[5]	251,272	239,462
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.33%-6.402%, [LIBOR4+400], 5/23/25[5]	239,299	239,150
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.33%,
[LIBOR6+400], 5/1/24[5]	363,560	345,382
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.819%,
[LIBOR4+550], 4/1/21[5]	105,000	100,275
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 10.00%, [PRIME4+450], 9/30/22[5]	162,229	153,763
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.83%, 11/27/20[6]	144,697	135,617

14	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.83%, [LIBOR12+450], 11/1/24[5]	$358,112 $	326,777
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 0.00%, [LIBOR4+250], 9/12/23[5]	33,589	33,708
Staples, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.601%, [LIBOR12+500], 4/12/26[5]	623,438	610,193
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.541%, [LIBOR4+500], 5/29/26[5]	675,000	657,490
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.075%, [LIBOR12+375], 3/19/26[5]	29,925	30,093
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.979%, [LIBOR4+350], 6/25/26[5]	180,871	181,775
		6,184,464

Industrial Conglomerates—0.3%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.152%, [LIBOR12+375], 2/1/22[5]	186,314	179,141
Energy Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.58%, [LIBOR4+425], 6/22/25[5]	48,801	45,629
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.189%, [LIBOR4+300], 4/1/24[5]	126,982	126,664
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.902%, [LIBOR12+350], 2/12/25[5]	186,708	184,374
Robertshaw US Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.938%, [LIBOR12+350], 2/28/25[5]	46,296	43,461
Space Exploration Technologies Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.689%, [LIBOR12+425], 11/21/25[5]	273,625	274,309
Titan Acquisition Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.402%, [LIBOR12+300], 3/28/25[5]	172,314	164,000
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.83%, [LIBOR12+250], 5/30/25[5]	192,426	191,189
Tranche F, 4.83%, [LIBOR12+250], 6/9/23[5]	106,254	105,885
Tranche G, 4.83%, [LIBOR4+250], 8/22/24[5]	325,945	323,638
Vectra Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.652%,
[LIBOR12+325], 3/8/25[5]	33,639	32,405
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.33%, [LIBOR12+400], 11/30/23[5]	562,058	536,063
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.28%-6.34%, [LIBOR4+375], 4/30/25[5]	233,800	234,190
		2,440,948

Professional Services—0.0%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.575%-5.652%, [LIBOR4+375], 3/3/25[5]	380,107	370,961
		370,961

Road & Rail—1.1%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.061%, [LIBOR12+175], 6/27/25[5]	113,850	111,787

15	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail (Continued)
Arctic LNG Carriers Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.83%, [LIBOR12+450], 5/18/23[5]	$171,549	$169,084
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.402%, [LIBOR12+500], 2/27/24[5]	231,476	231,621
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.08%, [LIBOR4+175], 10/6/23[5]	9,266,667	9,303,316
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.772%, [LIBOR4+825], 2/23/22[4,5]	656,208	710,673
		10,526,481

Transportation Infrastructure—0.1%
American Axle & Manufacturing, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.52%-4.53%, [LIBOR12+225], 4/6/24[5]	59,203	58,297
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.652%, [LIBOR4+325], 3/20/25[5]	157,537	155,273
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 2.00%, 3/20/25[6]	15,177	14,959
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.83%,
[LIBOR12+350], 11/6/24[5]	236,560	237,597
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.902%, [LIBOR12+350], 4/30/26[5]	360,000	360,563
Superior Industries International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.439%, [LIBOR12+400], 5/22/24[5]	190,112	181,557
Tenneco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.402%, [LIBOR4+275], 10/1/25[5]	223,376	208,717
		1,216,963

Information Technology—1.9%
Internet Software & Services—1.8%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.101%,
[LIBOR4+350], 6/13/24[5]	259,901	255,516
American Teleconferencing Services Ltd. , Sr. Sec. Credit 1st Lien
Term Loan, 9.06%, 12/8/21[6]	61,459	39,129
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.575%,
[LIBOR12+425], 12/15/24[5]	1,280,249	1,235,043
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.58%, [LIBOR4+425], 10/2/25[5]	193,402	186,412
Blackboard, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.30%,
[LIBOR4+500], 6/30/21[5]	58,672	58,531
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.38%, [LIBOR4+300], 5/1/24[5]	214,946	202,923
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.652%,
[LIBOR4+525], 6/27/25[5]	32,212	32,172
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.08%, [LIBOR4+275], 2/1/22[5]	193,677	193,988
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.652%, [LIBOR4+325], 8/5/22[5]	207,222	208,439
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.408%,
[LIBOR12+575], 4/6/22[5,9]	117,969	101,748

16	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.083%, [LIBOR4+450], 11/29/24[5]	$98,500 $	98,746
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.902%, [LIBOR12+275], 6/21/24[5]	81,990	81,512
Tranche B2, 4.652%, [LIBOR4+250], 11/19/21[5]	51,264	51,264
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.152%, [LIBOR12+375], 9/30/24[5]	269,545	269,844
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.652%, [LIBOR12+325], 11/29/24[5]	119,464	113,704
On Semiconductor Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.152%, [LIBOR12+175], 3/31/23[5]	11,000,000	10,995,875
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.902%, [LIBOR12+250], 7/2/25[5]	330,865	331,361
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.833%, [LIBOR4+425], 5/16/25[5]	223,313	220,347
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.66%, [LIBOR12+325], 4/24/22[5]	375,802	319,432
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.939%, [LIBOR12+275], 6/21/24[5]	553,461	550,235
Shutterfly, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B2, 4.94%, [LIBOR12+275], 8/17/24[5]	374,271	374,827
SolarWinds Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.189%, [LIBOR12+300], 2/5/24[5]	331,752	332,271
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.189%, [LIBOR12+275], 3/3/23[5]	310,800	310,346
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B4, 4.689%, [LIBOR4+250], 4/16/25[5]	177,435	177,658
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.689%, [LIBOR4+250], 4/16/25[5]	261,016	261,343
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.888%, 11/3/22[6,9]	15,253	14,083
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.402%, [LIBOR12+300], 5/1/24[5]	259,720	260,435
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
6.39%, [LIBOR12+400], 6/30/26[5]	41,000	41,128
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.902%, [LIBOR4+250], 9/28/24[5]	296,468	295,975
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.83%-
6.902%, [LIBOR4+450], 1/27/23[5]	418,937	394,586
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.902%, [LIBOR12+250], 12/1/23[5]	208,964	207,006
		18,215,879

IT Services—0.1%
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.652%, [LIBOR12+350], 1/3/25[5]	492,770	491,538
		491,538

17	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Materials—0.6%
Chemicals—0.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%,
[LIBOR4+300], 1/31/24[5]	$245,448 $	240,631
Cyanco Intermediate Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.902%, [LIBOR4+350], 3/16/25[5]	140,222	140,923
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 5.82%, [LIBOR4+350], 7/1/26[5]	55,000	55,000
Momentive Performance Materials USA LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.59%, [LIBOR4+325], 5/15/24[5]	260,000	259,107
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.939%, [LIBOR4+350], 2/14/24[5]	235,216	235,437
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6.33%, [LIBOR4+425], 3/13/25[5]	73,476	73,660
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.063%-7.351%, [LIBOR4+475], 10/15/25[5]	139,300	136,688
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.61%, [LIBOR12+325], 10/1/25[5]	374,063	368,375
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.402%, [LIBOR4+300], 9/23/24[5]	300,613	298,875
		1,808,696

Construction Materials—0.1%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.119%, [LIBOR4+375], 4/12/25[5]	192,361	188,354
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.984%, 11/15/23[6]	511,779	508,545
VC GB Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.402%, [LIBOR12+325], 2/28/24[5]	77,107	76,143
		773,042

Containers & Packaging—0.2%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.022%, [LIBOR12+450], 7/31/25[5]	113,624	112,275
Berry Global Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.06%, [LIBOR12+250], 7/1/26[5]	265,000	265,124
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.59%,
[LIBOR12+325], 4/3/24[5]	531,366	523,894
Clearwater Paper Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.588%, [LIBOR4+325], 7/24/26[5]	65,000	65,569
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.569%, [LIBOR4+325], 6/29/25[5]	372,527	358,092
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.91%, [LIBOR12+250], 10/14/24[5]	227,524	227,381
Pro Mach Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.144%, [LIBOR4+300], 3/7/25[5]	76,810	75,002
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.189%, [LIBOR12+300], 2/5/23[5]	346,500	346,989
		1,974,326

18	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Metals & Mining—0.1%
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.313%, [LIBOR4+375], 6/1/25[5]	$82,790	$70,785
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.772%, [LIBOR4+725], 10/17/22[5]	1,717,275	1,101,632
Tranche B3, 10.272%, [LIBOR12+775], 10/17/22[5]	462,754	296,162
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.152%, [LIBOR12+375], 1/4/23[5]	23,125	23,212
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.152%, [LIBOR12+275], 3/31/25[5]	106,631	106,514
		1,598,305

Paper & Forest Products—0.0%
Thor Industries, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.188%, [LIBOR4+375], 2/1/26[5]	98,420	97,435

Telecommunication Services—0.4%
Diversified Telecommunication Services—0.4%
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.152%, [LIBOR4+275], 1/31/25[5]	832,263	828,155
Cincinnati Bell, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.652%, 10/2/24[6]	182,615	180,332
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.41%, [LIBOR12+300], 10/5/23[5]	357,478	334,753
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.78%, [LIBOR4+325], 5/27/24[5]	379,916	327,202
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.16%, [LIBOR12+375], 6/15/24[5]	193,521	191,606
Fusion Connect Inc. , Sr. Sec. Credit Debtor in Possession Facilities
1st Lien Term Loan, 12.36%-12.38%, [LIBOR12+1,000], 10/7/19[5]	46,751	46,284
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
11.836%, [LIBOR4+750], 5/4/23[5,9,10]	384,413	259,479
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.09%, [LIBOR4+450], 8/6/21[5]	272,953	236,331
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.09%,
[LIBOR4+950], 2/4/22[5]	161,028	46,296
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B4, 5.902%, [LIBOR12+350], 8/8/24[5]	312,201	304,203
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.00%, [LIBOR12+250], 2/2/24[5]	729,824	729,186
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B6, 10.50%, [PRIME4+500], 3/29/21[5,10]	201,988	207,750
		3,691,577

Utilities—0.2%
Electric Utilities—0.2%
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.939%, [LIBOR12+250], 1/15/25[5]	83,935	83,914
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.83%, [LIBOR4+250], 1/15/24[5]	204,862	205,336
Tranche B7, 4.83%, [LIBOR4+250], 5/31/23[5]	34,035	34,111

19	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Electric Utilities (Continued)
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.902%, [LIBOR12+350], 12/20/24[5]	$47,325	$47,632
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.86%, [LIBOR4+325], 6/28/23[5]	216,587	216,742
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.53%, [LIBOR4+300], 11/28/24[5]	28,100	27,245
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.662%, [LIBOR12+425], 5/2/25[5]	262,462	256,722
Kestrel Acquisition LLC. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.66%, [LIBOR12+425], 6/2/25[5]	143,550	140,978
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.189%, [LIBOR12+375], 1/30/24[5]	250,541	247,270
Tranche C, 6.233%, [LIBOR12+375], 1/30/24[5]	17,490	17,261
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 9.33%, [LIBOR4+700], 10/18/22[5]	72,938	72,573
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.601%, [LIBOR4+400], 11/9/20[5]	281,020	254,473
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.402%, [LIBOR12+200], 8/4/23[5]	1,060,718	1,063,587
		2,667,844
Total Corporate Loans (Cost $116,233,405)		113,489,193

Event-Linked Bonds—1.3%
Acorn Re Ltd. Catastrophe Linked Nts. , 4.872% [US0003M+275],
11/10/21[5,7]	1,000,000	992,750
Akibare Re Ltd. Catastrophe Linked Nts. , 2.981% [US0006M+50], 4/7/20[5,7]	1,000,000	129,940
Alamo Re Ltd. Catastrophe Linked Nts. , 5.537% [T-BILL 1MO+348],
6/7/21[5,7]	625,000	613,531
Aozora Re Ltd. Catastrophe Linked Nts. , 4.346% [US0006M+200],
4/7/21[5,7]	1,000,000	922,850
Atmos Re Dac Catastrophe Linked Nts. , 4.50% [EUR003M+450],
2/14/22[5,7]	450,000	498,524
Cranberry Re Ltd. Catastrophe Linked Nts. , 3.793% [US0006M+198],
7/13/20[5,7]	1,000,000	996,750
Golden State Re II Ltd. Catastrophe Linked Nts. , 4.488% [US0003M+220],
1/8/23[5,7]	750,000	751,387
International Bank for Reconstruction & Development:
4.818% [US0003M+250], 2/15/21[5,7]	1,250,000	1,243,813
5.318% [US0003M+300], 2/15/21[5,7]	1,000,000	993,150
Kizuna Re II Ltd. Catastrophe Linked Nts. , 3.921% [T-BILL 3MO+187.5],
4/11/23[5,7]	1,000,000	991,750
Long Point Re III Ltd. Catastrophe Linked Nts. , 4.796% [T-BILL 3MO+275],
6/1/22[5,7]	1,000,000	991,750
Manatee Re II Ltd. Catastrophe Linked Nts. , 6.436% [T-BILL 3MO+439],
6/7/21[5,7]	750,000	736,687
Merna Re Ltd.:
4.046% [T-BILL 3MO+200], 4/8/20[5,7]	500,000	499,975
4.046% [T-BILL 3MO+200], 4/8/21[5,7]	250,000	249,712

20	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

							Principal Amount				Value
	Event-Linked Bonds (Continued)
	Nakama Re Ltd. Catastrophe Linked Nts. , 4.029% [US0006M+220],
	10/13/21[5,7]								$750,000		$748,462
	Pelican IV Re Ltd. Catastrophe Linked Nts. , 4.293% [US0003M+229],
	5/7/21[5,7]								750,000		743,738
	SD Re Ltd. Catastrophe Linked Nts. , 6.143% [US0003M+400], 10/19/21[5,7]								750,000		730,463
	Total Event-Linked Bonds (Cost $13,923,541)										12,835,232
									Shares
	Structured Securities—1.3%
	Africa Telecommunications Media & Technology Fund 1 LLC[1]								9,542,930		—
	Toronto-Dominion Bank (The), Enterprise Products Partners LP
	Equity Linked Nts. , 7/2/20[11]								11,785,000		12,811,659
	Total Structured Securities (Cost $21,785,000)										12,811,659
							Notional
					Exercise Expiration		Amount		Contracts
					Price	Date	(000	's)	(000	's)
	Exchange-Traded Options Purchased—0.1%
	S&P 500 Index Call[1]			USD	3,005.000	9/20/19	USD 47,090		USD 0[11]		713,370
	S&P 500 Index Call[1]			USD	3,075.000	10/18/19	USD 45,004		USD 0[11]		440,920
	Total Exchange-Traded Options Purchased (Cost $1,200,347)										1,154,290
			Counter-
			party
Over	-the-Counter Option Purchased—0.0%
	CNH Currency
	Put[1] (Cost
	$495,562)		GSCO-OT	CNH6.975		6/1/20	CNH 5,150		CNH 150,000		306,536
				Pay/Receive					Notional
				Floating	Floating	Fixed	Expiration		Amount
				Rate	Rate	Rate	Date		(000	's)
Over	-the-Counter Interest Rate Swaptions Purchased—0.1%
	Interest
	Rate Swap				Six-Month
	maturing				JPY BBA
	1/28/31 Cal	l1	GSCOI	Pay	LIBOR	0.523%	1/26/21 JPY 1,744,000				9,707
	Interest
	Rate Swap				Six-Month
	maturing				JPY BBA
	4/30/31 Cal	l1	GSCOI	Pay	LIBOR	0.485	4/27/21 JPY 5,250,000				51,496
	Interest
	Rate Swap				Three-
	maturing				Month USD
	9/29/31 Cal	l1	MSCO	Pay BBA LIBOR		3.178	9/27/21 USD		4,100		17,898
	Interest
	Rate Swap				Three-
	maturing				Month USD
	9/29/31 Cal	l1	MSCO	Pay BBA LIBOR		3.253	10/21/21 USD		100,250		406,165
	Total Over-the-Counter Interest Rate Swaptions Purchased (Cost
	$5,151,949)										485,266

21	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Short-Term Notes—0.5%
BAT International Finance plc, 2.616%, 8/9/19[7,12]	$500,000	$499,691
Bell Canada, Inc. , 2.526%, 8/14/19[7,12]	500,000	499,500
Cabot Corp. , 2.566%, 8/1/19[7,12]	500,000	499,966
ERAC USA Finance LLC, 2.648%, 9/16/19[7,12]	500,000	498,360
Mondelez International, Inc. , 2.55%, 8/21/19[7,12]	500,000	499,274
NextEra Energy Capital Holdings, Inc. , 2.591%, 8/23/19[7,12]	500,000	499,205
RELX Investments plc, 2.516%, 8/20/19[7,12]	600,000	599,171
Southern Co. , 2.556%, 8/12/19[7,12]	500,000	499,587
TransCanada PipeLines Ltd. , 2.524%, 8/8/19[7,12]	500,000	499,726
Virginia Electric & Power Co. , 2.597%, 8/5/19[7,12]	500,000	499,818
Total Short-Term Notes (Cost $5,094,508)		5,094,298
	Shares
Investment Companies—8.6%
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[13]	16,956,435	16,956,435
Invesco Oppenheimer Master Loan Fund[3]	1,252,634	21,880,761
SPDR Gold Trust Exchange Traded Fund[1,14]	351,515	46,825,313
Total Investment Companies (Cost $80,844,790)		85,662,509
Total Investments, at Value (Cost $823,692,742)	97.5%	972,511,799
Net Other Assets (Liabilities)	2.5	25,377,655
Net Assets	100.0%	$997,889,454

Footnotes to Consolidated Statement of Investments
1. Non-income producing security.
2. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $76,757,315.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2018	Additions	Reductions	July 31, 2019
Common Stock
Specialty Retail
Gymboree Corp. (The)	4,118	—	—	4,118
Gymboree Holding Corp.	11,737	—	—	11,737
Investment Company
Invesco Oppenheimer Master Loan
Fund	—	1,252,634	—	1,252,634

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Specialty Retail
Gymboree Corp. (The)	$3,089	$49	$—	$(20,332)
Gymboree Holding Corp.	12	138	—	(66,742)

22	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Footnotes to Consolidated Statement of Investments (continued)

Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund	$21,880,761$	634,311[a] $	(362,983)[a]	$(54,735)[a]
Total	$21,883,862$	634,498$	(362,983)	$(141,809)

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fundper.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
5. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$39,574,612, which represented 3.97% of the Fund’s Net Assets.
8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
9. Interest or dividend is paid-in-kind, when applicable.
10. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate
11. Number of contracts are less than 500.
12. Current yield as of period end.
13. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.
14. All or a portion of this security is owned by the subsidiary.

	Shares Sold
	Short	Value
Securities Sold Short—(37.9)%
Common Stock Securities Sold Short—(37.9)%
Air Lease Corp. , Cl. A	(97,622)	$ (4,079,623)
Aircastle Ltd.	(210,840)	(4,383,364)
Amgen, Inc.	(14,820)	(2,765,115)
Apache Corp.	(251,550)	(6,142,851)
AvalonBay Communities, Inc.	(26,560)	(5,545,462)
Boeing Co. (The)	(20,300)	(6,925,954)
Camden Property Trust	(50,303)	(5,216,924)
Caterpillar, Inc.	(53,550)	(7,050,928)
Church & Dwight Co. , Inc.	(132,990) (10,032,766)
Cie Financiere Richemont SA	(67,736)	(5,781,450)
CNH Industrial NV	(351,520)	(3,553,867)
Colgate-Palmolive Co.	(163,180) (11,706,533)
Corning, Inc.	(354,150) (10,890,112)
Cummins, Inc.	(22,640)	(3,712,960)
Darden Restaurants, Inc.	(90,850) (11,043,726)
Demant AS1	(272,713)	(8,040,490)

23	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

						Shares Sold
						Short	Value
Common Stock Securities Sold Short (Continued)
Digital Realty Trust, Inc.						(107,350) $ (12,276,546)
Dril-Quip, Inc.[1]						(112,950)	(5,943,429)
Edwards Lifesciences Corp.[1]						(43,630)	(9,286,645)
Equity Residential						(94,680)	(7,469,305)
Fastenal Co.						(202,030)	(6,222,524)
Federal Realty Investment Trust						(131,390) (17,344,794)
General Mills, Inc.						(178,940)	(9,503,503)
GlaxoSmithKline plc, Sponsored ADR						(157,167)	(6,487,854)
HP, Inc.						(844,520) (17,768,701)
Intel Corp.						(255,609) (12,921,035)
International Business Machines Corp.						(101,070) (14,982,617)
Ipsen SA						(59,940)	(6,869,526)
Jones Lang LaSalle, Inc.						(102,130) (14,879,320)
Kirby Corp.[1]						(72,760)	(5,701,474)
Koninklijke Ahold Delhaize NV						(513,725) (11,615,248)
Louisiana-Pacific Corp.						(112,920)	(2,951,729)
Nokia OYJ, Sponsored ADR					(1,979,662) (10,709,971)
Novo Nordisk AS, Sponsored ADR						(137,167)	(6,573,043)
Oceaneering International, Inc.[1]						(129,700)	(2,003,865)
Oil States International, Inc.[1]						(189,180)	(2,822,566)
PACCAR, Inc.						(68,480)	(4,803,187)
Procter & Gamble Co. (The)						(40,390)	(4,767,636)
Regeneron Pharmaceuticals, Inc.[1]						(11,760)	(3,583,978)
ResMed, Inc.						(53,990)	(6,948,513)
Rio Tinto plc, Sponsored ADR						(115,574)	(6,596,964)
Shake Shack, Inc. , Cl. A1						(94,570)	(7,060,596)
Starbucks Corp.						(160,080) (15,157,975)
Target Corp.						(85,890)	(7,420,896)
W. W. Grainger, Inc.						(23,820)	(6,932,335)
Weingarten Realty Investors						(403,650) (11,265,871)
Western Union Co. (The)						(548,290) (11,514,090)
Total Securities Sold Short (Proceeds $376,793,516)						$(377,257,861)
1

Forward Currency Exchange Contracts as of July 31, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's) Appreciation Depreciation
BOA	11/2019	CNH	41,000	USD	5,904 $	25,248 $	—
CITNA-B	08/2019	USD	7,671	DKK	50,650	145,924	—
CITNA-B	08/2019	USD	13,163	THB	410,000	—	176,222
GSCO-OT	11/2019	USD	15,921	CNH	111,420	—	193,546
JPM	08/2019	USD	7,341	CAD	9,800	—	88,225
JPM	08/2019	USD	8,240	CHF	8,160	15,853	—
MOS	08/2019	USD	509	EUR	450	9,519	—
Total Unrealized Appreciation and Depreciation						$196,544 $	457,993

24	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Futures Contracts as of July 31, 2019
									Unrealized
		Expiration		Number Notional Amount					Appreciation/
Description	Buy/Sell	Date	of Contracts		(000		's)		Value (Depreciation)
Euro-BONO	Sell	9/6/19		43	EUR 7,345 $			7,577,127 $		(231,645)
Euro-BTP	Sell	9/6/19		105	EUR 15,085 16,250,815 (1,165,952)
Euro-BUND	Buy	9/6/19		144	EUR 27,246 27,907,558					661,385
Euro-OAT	Sell	9/6/19		40	EUR 7,187			7,404,944		(217,471)
S&P MID 400	Buy	9/20/19		83	USD 16,032			16,335,230		303,616
										$(650,067)

Centrally Cleared Credit Default Swaps at July 31, 2019
					Notional		Premiums			Unrealized
		Buy/Sell	Fixed Maturity		Amount		Received/		Appreciation/
Reference Asset	Protection		Rate	Date	(000	's)	(Paid)		Value (Depreciation)
CDX. HY. 30		Buy 5.000%		6/20/23	USD 816 $		62,093		$(73,293) $	(11,200)
CDX. HY. 29		Buy	5.000	12/20/22	USD 864		58,622		(71,679)	(13,057)
CDX. HY. 30		Buy	5.000	6/20/23 USD 17,952			1,221,135 (1,612,444)			(391,309)
CDX. HY. 31		Buy	5.000	12/20/23 USD 20,064			1,275,290 (1,777,098)			(501,808)
CDX. IG. 30		Sell	1.000	6/20/23 USD 53,750			(955,869)		1,249,096	293,227
CDX. IG. 30		Sell	1.000	6/20/23	USD 5,250		(93,792)		122,005	28,213
CDX. IG. 31		Sell	1.000	12/20/23	USD 2,200		(42,299)		51,746	9,447
Federation of
Malaysia		Buy	1.000	12/20/22	USD 1,020		20,661		(23,965)	(3,304)
Federation of
Malaysia		Buy	1.000	6/20/23	USD 1,600		22,355		(39,849)	(17,494)
Federation of
Malaysia		Buy	1.000	12/20/23	USD 1,200		3,533		(30,224)	(26,691)
iTraxx. Main. 27		Buy	1.000	6/20/22 EUR 46,010			979,105 (1,190,865)			(211,760)
iTraxx. Main. 27		Buy	1.000	6/20/22	EUR 890		21,902		(23,036)	(1,134)
iTraxx. Main. 28		Buy	1.000	12/20/22	EUR 1,800		52,533		(50,017)	2,516
iTraxx. Main. 29		Buy	1.000	6/20/23	EUR 3,100		59,083		(88,636)	(29,553)
iTraxx. Main. 30		Buy	1.000	12/20/23	EUR 1,450		22,281		(40,961)	(18,680)
Malaysia
Government Bond		Buy	1.000	6/20/24 USD 14,000			325,018		(356,489)	(31,471)
Total Centrally Cleared Credit Default Swaps					$ 3,031,651 $ (3,955,709) $					(924,058)

Over-the-Counter Credit Default Swaps at July 31, 2019
					Notional		Premiums			Unrealized
Reference	Counter-	Buy/Sell	Fixed Maturity		Amount		Received/		Appreciation/
Asset	party Protection		Rate	Date	(000	's)	(Paid)		Value (Depreciation)
BNP Paribas	GSCOI	Buy	1.000	12/20/23 EUR 12,800 $			(334,735	) $	(96,759) $	(431,494)
CDX. HY. 25	CITNA-B	Buy	5.000	12/20/20	USD 471		(48,278)		(32,951)	(81,229)
CDX. HY. 25	CITNA-B	Buy	5.000	12/20/20	USD 936		(109,330)		(65,482)	(174,812)
CDX. NA. HY. 25	GSCOI	Buy	5.000	12/20/20	USD 7,500 (1,297,917)				(524,691) (1,822,608)
Total Over-the-Counter Credit Default Swaps					$ (1,790,260) $				(719,883) $ (2,510,143)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

25	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Total Maximum
	Potential Payments for		Reference
Type of Reference Asset on which	Selling Credit Protection	Amount	Asset Rating
the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**
Investment Grade Corporate Debt
Index	$61,200,000	$—	BBB+
Total	$61,200,000	$—

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.
** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent
Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Total Return Swaps at July 31, 2019
		Pay/Receive			Notional			Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000	's)	Value (Depreciation)
Bank of			One-Month HKD-
Communications			HIBOR Index
- H	GSCOI	Pay	minus 50 bps	5/27/20	HKD 39,157 $		364,413	$364,413
China Citic Bank			One-Month HKD-
Corproration			HIBOR Index
LTD. - H	GSCOI	Pay	minus 50 bps	5/27/20	HKD 33,073		335,112	335,112
			One-Month HKD-
China Everbright			HIBOR Index
Bank Co. - H	GSCOI	Pay	minus 50 bps	5/27/20	HKD 18,645		46,953	46,953
			One-Month HKD-
China Merchants			HIBOR Index
Bank - H	GSCOI	Pay	minus 50 bps	5/27/20	HKD 44,606		(248,554)	(248,554)
			One-Month HKD-
China Minsheng			HIBOR Index
Banking - H	GSCOI	Pay	minus 50 bps	5/27/20	HKD 37,515		265,948	265,948
			Overnight Brazil
			Cetip DI rate
Suzano SA	GSCOI	Pay	minus 150 bps	9/3/20	BRL 11,342		(9,210)	(9,210)
Total Over-the-Counter Total Return Swaps							$754,662	$754,662

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA

26	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Counterparty Abbreviations (Continued)
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.

Currency abbreviations indicate amounts reporting in currencies
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Renminbi
DKK	Danish Krone
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
THB	Thailand Baht

Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX. HY. 25	Markit CDX High Yield Index
CDX. HY. 29	Markit CDX High Yield Index
CDX. HY. 30	Markit CDX High Yield Index
CDX. HY. 31	Markit CDX High Yield Index
CDX. IG. 30	Markit CDX Investment Grade Index
CDX. IG. 31	Markit CDX Investment Grade Index
CDX. NA. HY. 25	Markit CDX North American High Yield
Cetip DI	Brazilian Government & Corporate Bonds
EUR003M	EURIBOR 3 Month ACT/360
HIBOR	Hong Kong Interbank Offered Rate
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
iTraxx. Main. 27	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx. Main. 28	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx. Main. 29	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx. Main. 30	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
OAT	French Government Bonds
PRIME4	United States Prime Rate-Quarterly
PRIME12	United States Prime Rate-Monthly
S&P	Standard & Poor's
T-BILL 1MO	US Treasury Bill 1 Month
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

27	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$64,916,886$	20,952$	— $	64,937,838
Consumer Staples	44,352,538	—	—	44,352,538
Energy	43,683,361	77,426	12,955	43,773,742
Financials	96,559,381	4,125,971	—	100,685,352
Health Care	88,356,520	5,815,586	—	94,172,106
Industrials	83,002,928	10,965	—	83,013,893
Information Technology	61,963,072	—	—	61,963,072
Materials	33,365,515	—	—	33,365,515
Telecommunication Services	20,651,382	—	—	20,651,382
Utilities	22,121,234	—	—	22,121,234

28	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Investments, at Value: (Continued)
Preferred Stocks	$12,173,224$	12,745,335$	— $	24,918,559
Rights, Warrants and Certificates	—	—	672	672
Asset-Backed Securities	—	100,993,599	—	100,993,599
Mortgage-Backed Obligation	—	166,092	—	166,092
Non-Convertible Corporate Bonds
and Notes	—	45,557,222	—	45,557,222
Corporate Loans	—	112,030,687	1,458,506	113,489,193
Event-Linked Bonds	—	12,835,232	—	12,835,232
Structured Securities	—	12,811,659	—	12,811,659
Exchange-Traded Options Purchased	1,154,290	—	—	1,154,290
Over-the-Counter Option Purchased	—	306,536	—	306,536
Over-the-Counter Interest Rate
Swaptions Purchased	—	485,266	—	485,266
Investment Companies	63,781,748	21,880,761	—	85,662,509
Short-Term Notes	—	5,094,298	—	5,094,298
Total Investments, at Value	636,082,079	334,957,587	1,472,133	972,511,799
Other Financial Instruments:
Swaps, at value	—	1,012,426	—	1,012,426
Centrally cleared swaps, at value	—	1,422,847	—	1,422,847
Futures contracts	965,001	—	—	965,001
Forward currency exchange contracts	—	196,544	—	196,544
Total Assets	$637,047,080$	337,589,404 $ 1,472,133 $		976,108,617

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short $	(344,951,147) $	(32,306,714) $	— $	(377,257,861)
Other Financial Instruments:
Forward currency exchange contracts	—	(457,993)	—	(457,993)
Swaps, at value	—	(977,647)	—	(977,647)
Centrally cleared swaps, at value	—	(5,378,556)	—	(5,378,556)
Futures contracts	(1,615,068)	—	—	(1,615,068)
Total Liabilities	$(346,566,215) $	(39,120,910) $	— $	(385,687,125)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

29	INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND